Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

9.  Stockholders’ Equity

Comprehensive Income

Comprehensive income includes unrealized gains and losses on certain investments classified as available-for-sale, net of tax, which are excluded from the Condensed Consolidated Statements of Operations. Comprehensive income for the three months ended March 31, 2010 and 2011 was as follows:

	Three Months Ended
	March 31,
	2010	2011
	(in thousands)
Net income	$26,747	$16,363
Unrealized holding gains on certain investments, net of tax	18	—
Total comprehensive income	$26,765	$16,363

Share Repurchases

Since the inception of the Company’s share repurchase program, the Board of Directors has authorized a total of $750.0 million for the repurchase of EarthLink’s common stock. As of March 31, 2011, the Company had $129.0 million available under the current authorizations. The Company may repurchase its common stock from time to time in compliance with the Securities and Exchange Commission’s regulations and other legal requirements, including through the use of derivative transactions, and subject to market conditions and other factors. The share repurchase program does not require the Company to acquire any specific number of shares and may be terminated by the Board of Directors at any time.

The Company repurchased 2.1 million shares of its common stock for $16.9 million during the three months ended March 31, 2011.

Dividends

During the three months ended March 31, 2010, cash dividends declared were $0.14 per common share and total dividend payments were $15.4 million. During the three months ended March 31, 2011, cash dividends declared were $0.05 per common share and total dividend payments were $6.2 million. The Company currently intends to pay regular quarterly dividends on its common stock.  Any decision to declare future dividends will be made at the discretion of the Board of Directors and will depend on, among other things, the Company’s results of operations, financial condition, cash requirements, investment opportunities and other factors the Board of Directors may deem relevant.

11.                               Shareholders’ Equity

Shareholder Rights Plan

During 2002, the Board of Directors adopted a shareholder rights plan (the “Rights Plan”). In connection with the Rights Plan, the Board of Directors also declared a dividend of one right for each outstanding share of EarthLink’s common stock for stockholders of record at the close of business on August 5, 2002.

Each right entitles the holder to purchase one one-thousandth (1/1000) of a share (a “Unit”) of EarthLink’s Series D Junior Preferred Stock at a price of $60.00 per Unit upon certain events. Generally, in the event a person or entity acquires, or initiates a tender offer to acquire, at least 15% of EarthLink’s then outstanding common stock, the rights will become exercisable for common stock having a value equal to two times the exercise price of the right, or effectively at one-half of EarthLink’s then-current stock price. The rights are redeemable under certain circumstances at $0.01 per right and will expire, unless earlier redeemed, on August 6, 2012.

Share Repurchases

Since the inception of the Company’s share repurchase program, the Board of Directors has authorized a total of $750.0 million for the repurchase of EarthLink’s common stock. As of December 31, 2010, the Company had $145.9 million available under the current authorizations. The Company may repurchase its common stock from time to time in compliance with the Securities and Exchange Commission’s regulations and other legal requirements, including through the use of derivative transactions, and subject to market conditions and other factors. The share repurchase program does not require the Company to acquire any specific number of shares and may be terminated by the Board of Directors at any time.

The following table summarizes share repurchases during the years ended December 31, 2008, 2009 and 2010 pursuant to the share repurchase program, which have been recorded as treasury stock:

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
Number of shares repurchased	3,805	3,592	103
Aggregate purchase price	$31,856	$22,340	$851

Dividends

In 2009, the Company began declaring and paying cash dividends on its common stock. During the year ended December 31, 2009, cash dividends declared were $0.28 per common share and total dividend payments were $30.0 million. During the year ended December 31, 2010, cash dividends declared were $0.62 per common share and total dividend payments were $67.5 million. The Company currently intends to pay regular quarterly dividends on its common stock. The Company also pays cash dividend amounts on each outstanding restricted stock unit to be paid at the time the restricted stock unit vests. Cash dividend amounts are forfeited if the restricted stock units do not vest. Any decision to declare future dividends will be made at the discretion of the Board of Directors and will depend on, among other things, the Company’s results of operations, financial condition, cash requirements, investment opportunities and other factors the Board of Directors may deem relevant.

Call Spread Transactions

In connection with the issuance of the Notes (see Note 10, “Debt”), the Company entered into separate convertible note hedge transactions and separate warrant transactions with respect to the Company’s common stock to minimize the impact of the potential dilution upon conversion of the Notes. The Company purchased call options in private transactions to cover approximately 28.4 million shares of the Company’s common stock at a strike price of $9.12 per share, subject to adjustment in certain circumstances, for $47.2 million. The Company also sold warrants permitting the purchasers to acquire up to approximately 28.4 million shares of the Company’s common stock at an exercise price of $11.20 per share, subject to adjustments in certain circumstances, in private transactions for total proceeds of approximately $32.1 million. In September 2008, the Company terminated its convertible note hedge and warrant agreements. The Company received an aggregate payment from the counterparties to the agreements, which was recorded as additional paid-in capital. Upon termination of the agreements, the Company purchased approximately 2.5 million shares of common stock the counterparties held in hedge positions for approximately $22.7 million, based on the closing price of the EarthLink common stock on the purchase date.